Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepaids and Other Current Assets

Prepaids and other current assets consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
Prepaid inventory	$2,284	$2,329
Restricted cash	550	307
Prepaid insurance	434	2,904
Deferred offering costs	1,218	—
Other	932	1,196

Prepaid and other current assets	$5,418	$6,736

Prepaids and other current assets consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Prepaid inventory	$2,230	$2,284
Restricted cash	250	550
Deferred offering costs	—	1,218
Other	537	1,366

Prepaid and other current assets	$3,017	$5,418